UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21787

Name of Fund: Enhanced S&P 500(R) Covered Call Fund Inc. (BEO)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Enhanced S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                            Shares
Industry                                                      Held   Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.3%                                   7,749   Boeing Co.                                       $     813,568
                                                             4,012   General Dynamics Corp.                                 338,894
                                                             1,238   Goodrich Corp.                                          84,469
                                                             7,400   Honeywell International, Inc.                          440,078
                                                             1,246   L-3 Communications Holdings, Inc.                      127,266
                                                             3,433   Lockheed Martin Corp.                                  372,446
                                                             3,398   Northrop Grumman Corp.                                 265,044
                                                             1,363   Precision Castparts Corp.                              201,697
                                                             4,324   Raytheon Co.                                           275,958
                                                             1,648   Rockwell Collins, Inc.                                 120,370
                                                             9,807   United Technologies Corp.                              789,267
                                                                                                                      -------------
                                                                                                                          3,829,057
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.7%                               1,707   CH Robinson Worldwide, Inc.                             92,673
                                                             3,053   FedEx Corp.                                            319,802
                                                            10,380   United Parcel Service, Inc. Class B                    779,538
                                                                                                                      -------------
                                                                                                                          1,192,013
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                              7,389   Southwest Airlines Co.                                 109,357
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                                       2,086   The Goodyear Tire & Rubber Co. (a)                      63,435
                                                             1,958   Johnson Controls, Inc.                                 231,259
                                                                 1   Wabco Holdings, Inc.                                        47
                                                                                                                      -------------
                                                                                                                            294,741
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                                          20,760   Ford Motor Co. (a)                                     176,252
                                                             5,595   General Motors Corp.                                   205,337
                                                             2,484   Harley-Davidson, Inc.                                  114,786
                                                                                                                      -------------
                                                                                                                            496,375
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.8%                                             7,412   Anheuser-Busch Cos., Inc.                              370,526
                                                               855   Brown-Forman Corp. Class B                              64,048
                                                            19,673   The Coca-Cola Co.                                    1,130,607
                                                             2,819   Coca-Cola Enterprises, Inc.                             68,276
                                                             1,918   Constellation Brands, Inc. Class A (a)                  46,435
                                                               674   Molson Coors Brewing Co. Class B                        67,178
                                                             1,385   Pepsi Bottling Group, Inc.                              51,480
                                                            15,977   PepsiCo, Inc.                                        1,170,475
                                                                                                                      -------------
                                                                                                                          2,969,025
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.9%                                        10,745   Amgen, Inc. (a)                                        607,845
                                                             2,847   Biogen Idec, Inc. (a)                                  188,842
                                                             3,784   Celgene Corp. (a)                                      269,837
                                                             2,607   Genzyme Corp. (a)                                      161,530
                                                             9,160   Gilead Sciences, Inc. (a)                              374,369
                                                                                                                      -------------
                                                                                                                          1,602,423
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                                     1,794   American Standard Cos., Inc.                            63,902
                                                             3,630   Masco Corp.                                             84,107
                                                                                                                      -------------
                                                                                                                            148,009
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.7%                                       1,858   American Capital Strategies Ltd.                        79,392
                                                             2,326   Ameriprise Financial, Inc.                             146,794
                                                            11,251   The Bank of New York Mellon Corp.                      496,619
                                                             1,148   The Bear Stearns Cos., Inc.                            140,986
                                                             9,371   The Charles Schwab Corp.                               202,414
                                                             4,202   E*Trade Financial Corp. (a)                             54,878
                                                               866   Federated Investors, Inc. Class B                       34,380
                                                             1,605   Franklin Resources, Inc.                               204,638
                                                             4,011   The Goldman Sachs Group, Inc.                          869,344
                                                             1,561   Janus Capital Group, Inc.                               44,145

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                            Shares
Industry                                                      Held   Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             1,313   Legg Mason, Inc.                                 $     110,673
                                                             5,248   Lehman Brothers Holdings, Inc.                         323,959
                                                             8,522   Merrill Lynch & Co., Inc. (b)                          607,448
                                                            10,407   Morgan Stanley                                         655,641
                                                             1,893   Northern Trust Corp.                                   125,449
                                                             3,851   State Street Corp.                                     262,484
                                                             2,622   T. Rowe Price Group, Inc.                              146,019
                                                                                                                      -------------
                                                                                                                          4,505,263
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%                                             2,132   Air Products & Chemicals, Inc.                         208,424
                                                               553   Ashland, Inc.                                           33,296
                                                             9,394   The Dow Chemical Co.                                   404,506
                                                             9,102   E.I. du Pont de Nemours & Co.                          451,095
                                                               829   Eastman Chemical Co.                                    55,319
                                                             1,726   Ecolab, Inc.                                            81,467
                                                             1,148   Hercules, Inc.                                          24,131
                                                               883   International Flavors & Fragrances, Inc.                46,675
                                                             5,393   Monsanto Co.                                           462,396
                                                             1,622   PPG Industries, Inc.                                   122,542
                                                             3,163   Praxair, Inc.                                          264,933
                                                             1,358   Rohm & Haas Co.                                         75,600
                                                             1,298   Sigma-Aldrich Corp.                                     63,265
                                                                                                                      -------------
                                                                                                                          2,293,649
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.7%                                      5,458   BB&T Corp.                                             220,449
                                                             1,513   Comerica, Inc.                                          77,587
                                                             1,901   Commerce Bancorp, Inc.                                  73,721
                                                             5,297   Fifth Third Bancorp                                    179,462
                                                             1,248   First Horizon National Corp.                            33,272
                                                             3,618   Huntington Bancshares, Inc.                             61,434
                                                             3,850   KeyCorp                                                124,471
                                                               746   M&T Bank Corp.                                          77,174
                                                             2,636   Marshall & Ilsley Corp.                                115,378
                                                             6,262   National City Corp.                                    157,114
                                                             3,382   The PNC Financial Services Group, Inc.                 230,314
                                                             6,960   Regions Financial Corp.                                205,181
                                                             3,451   SunTrust Banks, Inc.                                   261,137
                                                             3,237   Synovus Financial Corp.                                 90,798
                                                            17,071   U.S. Bancorp                                           555,320
                                                            18,817   Wachovia Corp.                                         943,673
                                                            33,050   Wells Fargo & Co.                                    1,177,241
                                                             1,064   Zions Bancorporation                                    73,065
                                                                                                                      -------------
                                                                                                                          4,656,791
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.4%                        2,851   Allied Waste Industries, Inc. (a)                       36,350
                                                             1,053   Avery Dennison Corp.                                    60,042
                                                             1,334   Cintas Corp.                                            49,491
                                                             1,411   Equifax, Inc.                                           53,787
                                                             1,309   Monster Worldwide, Inc. (a)                             44,585
                                                             2,174   Pitney Bowes, Inc.                                      98,743
                                                             2,196   RR Donnelley & Sons Co.                                 80,286
                                                             1,621   Robert Half International, Inc.                         48,403
                                                             5,133   Waste Management, Inc.                                 193,719
                                                                                                                      -------------
                                                                                                                            665,406
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.3%                              4,518   Avaya, Inc. (a)                                         76,625
                                                               850   Ciena Corp. (a)                                         32,368
                                                            60,225   Cisco Systems, Inc. (a)                              1,994,050

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                            Shares
Industry                                                      Held   Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            15,553   Corning, Inc.                                    $     383,381
                                                             2,093   JDS Uniphase Corp. (a)                                  31,311
                                                             5,083   Juniper Networks, Inc. (a)                             186,089
                                                            22,886   Motorola, Inc.                                         424,078
                                                            16,554   QUALCOMM, Inc.                                         699,572
                                                             4,334   Tellabs, Inc. (a)                                       41,260
                                                                                                                      -------------
                                                                                                                          3,868,734
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.4%                               8,599   Apple Computer, Inc. (a)                             1,320,290
                                                            22,461   Dell, Inc. (a)                                         619,924
                                                            20,738   EMC Corp. (a)                                          431,350
                                                            25,491   Hewlett-Packard Co.                                  1,269,197
                                                            13,451   International Business Machines Corp.                1,584,528
                                                               931   Lexmark International, Inc. Class A (a)                 38,664
                                                             1,785   NCR Corp. (a)                                           88,893
                                                             3,518   Network Appliance, Inc. (a)                             94,669
                                                             1,453   QLogic Corp. (a)                                        19,543
                                                             2,253   SanDisk Corp. (a)                                      124,140
                                                            34,978   Sun Microsystems, Inc. (a)                             196,227
                                                                                                                      -------------
                                                                                                                          5,787,425
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                              869   Fluor Corp.                                            125,119
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                                  945   Vulcan Materials Co.                                    84,247
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.7%                                     11,698   American Express Co.                                   694,510
                                                             4,130   Capital One Financial Corp.                            274,356
                                                             4,719   Discover Financial Services, Inc.                       98,155
                                                             4,080   SLM Corp.                                              202,654
                                                                                                                      -------------
                                                                                                                          1,269,675
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                                1,013   Ball Corp.                                              54,449
                                                             1,030   Bemis Co.                                               29,983
                                                             1,293   Pactiv Corp. (a)                                        37,057
                                                             1,597   Sealed Air Corp.                                        40,819
                                                             1,048   Temple-Inland, Inc.                                     55,156
                                                                                                                      -------------
                                                                                                                            217,464
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                                          1,677   Genuine Parts Co.                                       83,850
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%                         1,405   Apollo Group, Inc. Class A (a)                          84,511
                                                             3,210   H&R Block, Inc.                                         67,988
                                                                                                                      -------------
                                                                                                                            152,499
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.0%                       43,876   Bank of America Corp.                                2,205,647
                                                             1,888   CIT Group, Inc.                                         75,898
                                                               525   CME Group, Inc.                                        308,359
                                                            49,187   Citigroup, Inc.                                      2,295,557
                                                               685   IntercontinentalExchange, Inc. (a)                     104,052
                                                            33,459   JPMorgan Chase & Co.                                 1,533,091
                                                             1,628   Leucadia National Corp.                                 78,502
                                                             2,190   Moody's Corp.                                          110,376
                                                                                                                      -------------
                                                                                                                          6,711,482
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                               60,305   AT&T Inc.                                            2,551,505
Services - 2.5%                                              1,107   CenturyTel, Inc.                                        51,166
                                                             3,364   Citizens Communications Co.                             48,172
                                                             1,509   Embarq Corp.                                            83,900
                                                            15,798   Qwest Communications International Inc. (a)            144,710
                                                            28,700   Verizon Communications, Inc.                         1,270,836
                                                             4,720   Windstream Corp.                                        66,646
                                                                                                                      -------------
                                                                                                                          4,216,935
-----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                            Shares
Industry                                                      Held   Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.4%                                    1,642   Allegheny Energy, Inc. (a)                       $     85,811
                                                             3,947   American Electric Power Co., Inc.                      181,878
                                                            12,461   Duke Energy Corp.                                      232,896
                                                             3,222   Edison International                                   178,660
                                                             1,935   Entergy Corp.                                          209,541
                                                             6,666   Exelon Corp.                                           502,350
                                                             4,023   FPL Group, Inc.                                        244,920
                                                             3,014   FirstEnergy Corp.                                      190,907
                                                             3,791   PPL Corp.                                              175,523
                                                               992   Pinnacle West Capital Corp.                             39,194
                                                             2,560   Progress Energy, Inc.                                  119,936
                                                             7,479   The Southern Co.                                       271,338
                                                                                                                      -------------
                                                                                                                          2,432,954
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                                  1,816   Cooper Industries Ltd. Class A                          92,779
                                                             7,827   Emerson Electric Co.                                   416,553
                                                             1,508   Rockwell Automation, Inc.                              104,821
                                                                                                                      -------------
                                                                                                                            614,153
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%                    3,822   Agilent Technologies, Inc. (a)                         140,955
                                                             2,052   Jabil Circuit, Inc.                                     46,868
                                                             1,420   Molex, Inc.                                             38,241
                                                             9,037   Solectron Corp. (a)                                     35,154
                                                               747   Tektronix, Inc.                                         20,722
                                                             4,916   Tyco Electronics Ltd.                                  174,174
                                                                                                                      -------------
                                                                                                                            456,114
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.9%                           2,883   BJ Services Co.                                         76,544
                                                             3,160   Baker Hughes, Inc.                                     285,569
                                                             1,463   ENSCO International, Inc.                               82,074
                                                             8,802   Halliburton Co.                                        337,997
                                                             2,780   Nabors Industries Ltd. (a)                              85,541
                                                             1,761   National Oilwell Varco, Inc. (a)                       254,465
                                                             2,655   Noble Corp.                                            130,228
                                                             1,089   Rowan Cos., Inc.                                        39,836
                                                            11,787   Schlumberger Ltd.                                    1,237,635
                                                             1,983   Smith International, Inc.                              141,586
                                                             2,860   Transocean, Inc. (a)                                   323,323
                                                             3,332   Weatherford International Ltd. (a)                     223,844
                                                                                                                      -------------
                                                                                                                          3,218,642
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.8%                             14,643   CVS/Caremark Corp.                                     580,302
                                                             4,330   Costco Wholesale Corp.                                 265,732
                                                             6,996   The Kroger Co.                                         199,526
                                                             2,077   SUPERVALU INC.                                          81,024
                                                             6,031   SYSCO Corp.                                            214,643
                                                             4,342   Safeway, Inc.                                          143,764
                                                            23,733   Wal-Mart Stores, Inc.                                1,035,945
                                                             9,825   Walgreen Co.                                           464,133
                                                             1,374   Whole Foods Market, Inc.                                67,271
                                                                                                                      -------------
                                                                                                                          3,052,340
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                                         6,364   Archer-Daniels-Midland Co.                             210,521
                                                             2,222   Campbell Soup Co.                                       82,214
                                                             4,843   ConAgra Foods, Inc.                                    126,548
                                                             1,280   Dean Foods Co.                                          32,742
                                                             3,265   General Mills, Inc.                                    189,403
                                                             3,156   H.J. Heinz Co.                                         145,807
                                                             1,672   The Hershey Co.                                         77,598

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                            Shares
Industry                                                      Held   Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             2,623   Kellogg Co.                                      $     146,888
                                                            15,590   Kraft Foods, Inc.                                      538,011
                                                             1,282   McCormick & Co., Inc.                                   46,114
                                                             7,164   Sara Lee Corp.                                         119,567
                                                             2,720   Tyson Foods, Inc. Class A                               48,552
                                                             2,148   Wm. Wrigley Jr. Co.                                    137,966
                                                                                                                      -------------
                                                                                                                          1,901,931
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                                           443   Nicor, Inc.                                             19,005
                                                             1,707   Questar Corp.                                           89,669
                                                             6,250   Spectra Energy Corp.                                   153,000
                                                                                                                      -------------
                                                                                                                            261,674
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.4%                        548   Bausch & Lomb, Inc.                                     35,072
                                                             6,375   Baxter International, Inc.                             358,785
                                                             2,411   Becton Dickinson & Co.                                 197,823
                                                            13,191   Boston Scientific Corp. (a)                            184,014
                                                             1,022   CR Bard, Inc.                                           90,130
                                                             4,916   Covidien Ltd.                                          204,014
                                                             1,553   Hospira, Inc. (a)                                       64,372
                                                            11,214   Medtronic, Inc.                                        632,582
                                                             3,371   St. Jude Medical, Inc. (a)                             148,560
                                                             2,346   Stryker Corp.                                          161,311
                                                             1,250   Varian Medical Systems, Inc. (a)                        52,363
                                                             2,331   Zimmer Holdings, Inc. (a)                              188,788
                                                                                                                      -------------
                                                                                                                          2,317,814
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 1.7%                      5,057   Aetna, Inc.                                            274,443
                                                             1,782   AmerisourceBergen Corp.                                 80,778
                                                             3,604   Cardinal Health, Inc.                                  225,358
                                                             2,797   Cigna Corp.                                            149,052
                                                             1,545   Coventry Health Care, Inc. (a)                          96,114
                                                             2,550   Express Scripts, Inc. (a)                              142,341
                                                             1,667   Humana, Inc. (a)                                       116,490
                                                             1,158   Laboratory Corp. of America Holdings (a)                90,590
                                                               721   Manor Care, Inc.                                        46,432
                                                             2,927   McKesson Corp.                                         172,078
                                                             2,677   Medco Health Solutions, Inc. (a)                       241,974
                                                             1,384   Patterson Cos., Inc. (a)                                53,436
                                                             1,546   Quest Diagnostics, Inc.                                 89,312
                                                             4,685   Tenet Healthcare Corp. (a)                              15,742
                                                            13,100   UnitedHealth Group, Inc.                               634,433
                                                             5,971   WellPoint, Inc. (a)                                    471,231
                                                                                                                      -------------
                                                                                                                          2,899,804
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                                1,932   IMS Health, Inc.                                        59,196
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.2%                         4,315   Carnival Corp.                                         208,975
                                                             1,401   Darden Restaurants, Inc.                                58,646
                                                             1,851   Harrah's Entertainment, Inc.                           160,907
                                                             3,860   Hilton Hotels Corp.                                    179,451
                                                             3,318   International Game Technology                          143,006
                                                             3,160   Marriott International, Inc. Class A                   137,365
                                                            11,784   McDonald's Corp.                                       641,874
                                                             7,369   Starbucks Corp. (a)                                    193,068
                                                             2,075   Starwood Hotels & Resorts Worldwide, Inc.              126,056
                                                               864   Wendy's International, Inc.                             30,162
                                                             1,766   Wyndham Worldwide Corp.                                 57,854
                                                             5,141   Yum! Brands, Inc.                                      173,920
                                                                                                                      -------------
                                                                                                                          2,111,284
-----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                            Shares
Industry                                                      Held   Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%                                      650   Black & Decker Corp.                             $      54,145
                                                             1,186   Centex Corp.                                            31,512
                                                             2,702   DR Horton, Inc.                                         34,613
                                                             1,515   Fortune Brands, Inc.                                   123,457
                                                               642   Harman International Industries, Inc.                   55,546
                                                               761   KB Home                                                 19,071
                                                             1,727   Leggett & Platt, Inc.                                   33,089
                                                             1,379   Lennar Corp. Class A                                    31,234
                                                             2,732   Newell Rubbermaid, Inc.                                 78,736
                                                             2,100   Pulte Homes, Inc.                                       28,581
                                                               571   Snap-On, Inc.                                           28,287
                                                               812   The Stanley Works.                                      45,578
                                                               771   Whirlpool Corp.                                         68,696
                                                                                                                      -------------
                                                                                                                            632,545
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.7%                                    1,368   Clorox Co.                                              83,434
                                                             5,042   Colgate-Palmolive Co.                                  359,595
                                                             4,208   Kimberly-Clark Corp.                                   295,654
                                                            30,857   The Procter & Gamble Co.                             2,170,481
                                                                                                                      -------------
                                                                                                                          2,909,164
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.7%                                             984   Affiliated Computer Services, Inc. Class A (a)          49,436
                                                             5,251   Automatic Data Processing, Inc.                        241,178
                                                             1,430   Cognizant Technology Solutions Corp. (a)               114,071
                                                             1,720   Computer Sciences Corp. (a)                             96,148
                                                             1,341   Convergys Corp. (a)                                     23,280
                                                             5,032   Electronic Data Systems Corp.                          109,899
                                                             1,680   Fidelity National Information Services, Inc.            74,542
                                                             1,650   Fiserv, Inc. (a)                                        83,919
                                                             3,363   Paychex, Inc.                                          137,883
                                                             3,460   Unisys Corp. (a)                                        22,905
                                                             7,640   The Western Union Co.                                  160,211
                                                                                                                      -------------
                                                                                                                          1,113,472
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy Traders - 0.4%          6,611   The AES Corp. (a)                                      132,484
                                                             1,785   Constellation Energy Group, Inc.                       153,135
                                                             4,900   Dynegy, Inc. Class A (a)                                45,276
                                                             4,560   TXU Corp.                                              312,223
                                                                                                                      -------------
                                                                                                                            643,118
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.1%                              7,078   3M Co.                                                 662,359
                                                           101,312   General Electric Co.                                 4,194,317
                                                             2,470   Textron, Inc.                                          153,659
                                                             4,916   Tyco International Ltd.                                217,975
                                                                                                                      -------------
                                                                                                                          5,228,310
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.6%                                             3,253   ACE Ltd.                                               197,034
                                                             1,003   AMBAC Financial Group, Inc.                             63,099
                                                             2,891   AON Corp.                                              129,546
                                                             4,830   Aflac, Inc.                                            275,503
                                                             5,784   The Allstate Corp.                                     330,787
                                                            25,356   American International Group, Inc.                   1,715,333
                                                               954   Assurant, Inc.                                          51,039
                                                             3,889   Chubb Corp.                                            208,606
                                                             1,701   Cincinnati Financial Corp.                              73,670
                                                             4,377   Genworth Financial, Inc. Class A                       134,505
                                                             3,141   Hartford Financial Services Group, Inc.                290,700
                                                             2,676   Lincoln National Corp.                                 176,536
                                                             4,396   Loews Corp.                                            212,547

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                            Shares
Industry                                                      Held   Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             1,251   MBIA, Inc.                                       $      76,374
                                                             5,359   Marsh & McLennan Cos., Inc.                            136,655
                                                             7,345   MetLife, Inc.                                          512,167
                                                             2,626   Principal Financial Group, Inc.                        165,674
                                                             7,160   The Progressive Corp.                                  138,976
                                                             4,538   Prudential Financial, Inc.                             442,818
                                                             1,029   Safeco Corp.                                            62,995
                                                               946   Torchmark Corp.                                         58,955
                                                             6,491   The Travelers Cos., Inc.                               326,757
                                                             3,567   UnumProvident Corp.                                     87,284
                                                             1,797   XL Capital Ltd. Class A                                142,322
                                                                                                                      -------------
                                                                                                                          6,009,882
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                             3,022   Amazon.com, Inc. (a)                                   281,499
                                                             1,889   IAC/InterActiveCorp (a)                                 56,047
                                                                                                                      -------------
                                                                                                                            337,546
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.3%                          1,637   Akamai Technologies, Inc. (a)                           47,031
                                                            11,281   eBay, Inc. (a)                                         440,185
                                                             2,284   Google, Inc. Class A (a)                             1,295,645
                                                             2,413   VeriSign, Inc. (a)                                      81,415
                                                            13,321   Yahoo! Inc. (a)                                        357,536
                                                                                                                      -------------
                                                                                                                          2,221,812
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%                            879   Brunswick Corp.                                         20,094
                                                             2,838   Eastman Kodak Co.                                       75,945
                                                             1,582   Hasbro, Inc.                                            44,106
                                                             3,902   Mattel, Inc.                                            91,541
                                                                                                                      -------------
                                                                                                                            231,686
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%                        1,813   Applera Corp. - Applied Biosystems Group                62,802
                                                               529   Millipore Corp. (a)                                     40,098
                                                             1,199   PerkinElmer, Inc.                                       35,023
                                                             4,218   Thermo Fisher Scientific, Inc. (a)                     243,463
                                                               987   Waters Corp. (a)                                        66,050
                                                                                                                      -------------
                                                                                                                            447,436
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                                             6,320   Caterpillar, Inc.                                      495,678
                                                             1,029   Cummins, Inc.                                          131,599
                                                             2,438   Danaher Corp.                                          201,647
                                                             2,194   Deere & Co.                                            325,633
                                                             2,023   Dover Corp.                                            103,072
                                                             1,443   Eaton Corp.                                            142,915
                                                             1,789   ITT Corp.                                              121,527
                                                             4,148   Illinois Tool Works, Inc.                              247,387
                                                             2,834   Ingersoll-Rand Co. Class A                             154,368
                                                             2,458   PACCAR, Inc.                                           209,545
                                                             1,212   Pall Corp.                                              47,147
                                                             1,149   Parker Hannifin Corp.                                  128,493
                                                             1,008   Terex Corp. (a)                                         89,732
                                                                                                                      -------------
                                                                                                                          2,398,743
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.4%                                                 6,772   CBS Corp. Class B                                      213,318
                                                             4,923   Clear Channel Communications, Inc.                     184,317
                                                            30,559   Comcast Corp. Class A (a)                              738,917
                                                             7,511   The DIRECTV Group, Inc. (a)                            182,367
                                                               645   Dow Jones & Co., Inc.                                   38,507
                                                               887   EW Scripps Co. Class A                                  37,254
                                                             2,303   Gannett Co., Inc.                                      100,641
                                                             4,662   Interpublic Group of Cos., Inc. (a)                     48,392

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                            Shares
Industry                                                      Held   Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             3,351   The McGraw-Hill Cos., Inc.                       $     170,599
                                                               384   Meredith Corp.                                          22,003
                                                             1,423   The New York Times Co. Class A                          28,118
                                                            22,890   News Corp. Class A                                     503,351
                                                             3,246   Omnicom Group Inc.                                     156,100
                                                            36,875   Time Warner, Inc.                                      677,025
                                                               761   Tribune Co.                                             20,791
                                                             6,789   Viacom, Inc. Class B (a)                               264,567
                                                            19,191   Walt Disney Co.                                        659,978
                                                                                                                      -------------
                                                                                                                          4,046,245
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                                       8,741   Alcoa, Inc.                                            341,948
                                                             1,011   Allegheny Technologies, Inc.                           111,160
                                                             3,774   Freeport-McMoRan Copper & Gold, Inc. Class B           395,855
                                                             4,465   Newmont Mining Corp.                                   199,719
                                                             2,847   Nucor Corp.                                            169,311
                                                             1,165   United States Steel Corp.                              123,420
                                                                                                                      -------------
                                                                                                                          1,341,413
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.8%                                       2,053   Ameren Corp.                                           107,783
                                                             2,221   CMS Energy Corp.                                        37,357
                                                             3,176   CenterPoint Energy, Inc.                                50,911
                                                             2,679   Consolidated Edison, Inc.                              124,038
                                                             1,687   DTE Energy Co.                                          81,718
                                                             2,878   Dominion Resources, Inc.                               242,615
                                                               751   Integrys Energy Group, Inc.                             38,474
                                                             2,711   NiSource, Inc.                                          51,889
                                                             3,494   PG&E Corp.                                             167,013
                                                             2,514   Public Service Enterprise Group, Inc.                  221,207
                                                             2,611   Sempra Energy                                          151,751
                                                             2,082   TECO Energy, Inc.                                       34,207
                                                             4,152   Xcel Energy, Inc.                                       89,434
                                                                                                                      -------------
                                                                                                                          1,398,397
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.7%                                      1,006   Big Lots, Inc. (a)                                      30,019
                                                               600   Dillard's, Inc. Class A                                 13,098
                                                             1,440   Family Dollar Stores, Inc.                              38,246
                                                             2,192   JC Penney Co., Inc.                                    138,907
                                                             3,142   Kohl's Corp. (a)                                       180,131
                                                             4,287   Macy's, Inc.                                           138,556
                                                             1,956   Nordstrom, Inc.                                         91,717
                                                               749   Sears Holdings Corp. (a)                                95,273
                                                             8,371   Target Corp.                                           532,144
                                                                                                                      -------------
                                                                                                                          1,258,091
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                                    9,254   Xerox Corp. (a)                                        160,464
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.2%                           4,587   Anadarko Petroleum Corp.                               246,551
                                                             3,283   Apache Corp.                                           295,667
                                                             4,057   Chesapeake Energy Corp.                                143,050
                                                            21,078   Chevron Corp.                                        1,972,479
                                                            16,086   ConocoPhillips                                       1,411,868
                                                             1,803   Consol Energy, Inc.                                     84,020
                                                             4,410   Devon Energy Corp.                                     366,912
                                                             2,421   EOG Resources, Inc.                                    175,111
                                                             6,927   El Paso Corp.                                          117,551
                                                            54,840   Exxon Mobil Corp.                                    5,075,990
                                                             2,735   Hess Corp.                                             181,960
                                                             6,735   Marathon Oil Corp.                                     384,030

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                            Shares
Industry                                                      Held   Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             1,864   Murphy Oil Corp.                                 $     130,275
                                                             8,214   Occidental Petroleum Corp.                             526,353
                                                             2,625   Peabody Energy Corp.                                   125,659
                                                             1,190   Sunoco, Inc.                                            84,228
                                                             1,353   Tesoro Corp.                                            62,265
                                                             5,476   Valero Energy Corp.                                    367,878
                                                             5,935   Williams Cos., Inc.                                    202,146
                                                             3,815   XTO Energy, Inc.                                       235,920
                                                                                                                      -------------
                                                                                                                         12,189,913
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                               4,248   International Paper Co.                                152,376
                                                             1,816   MeadWestvaco Corp.                                      53,626
                                                             2,134   Weyerhaeuser Co.                                       154,288
                                                                                                                      -------------
                                                                                                                            360,290
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                                     4,278   Avon Products, Inc.                                    160,553
                                                             1,133   The Estee Lauder Cos., Inc. Class A                     48,107
                                                                                                                      -------------
                                                                                                                            208,660
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.8%                                      15,281   Abbott Laboratories                                    819,367
                                                             3,041   Allergan, Inc.                                         196,053
                                                             1,060   Barr Pharmaceuticals, Inc. (a)                          60,325
                                                            19,557   Bristol-Myers Squibb Co.                               563,633
                                                             9,758   Eli Lilly & Co.                                        555,523
                                                             3,129   Forest Laboratories, Inc. (a)                          116,680
                                                            28,620   Johnson & Johnson                                    1,880,334
                                                             2,414   King Pharmaceuticals, Inc. (a)                          28,292
                                                            21,519   Merck & Co., Inc.                                    1,112,317
                                                             2,460   Mylan Laboratories Inc.                                 39,262
                                                            68,494   Pfizer, Inc.                                         1,673,308
                                                            16,012   Schering-Plough Corp.                                  506,460
                                                             1,010   Watson Pharmaceuticals, Inc. (a)                        32,724
                                                            13,296   Wyeth                                                  592,337
                                                                                                                      -------------
                                                                                                                          8,176,615
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                                  956   Apartment Investment & Management Co. Class A           43,144
(REITs) - 1.0%                                               2,211   Archstone-Smith Trust                                  132,970
                                                               784   AvalonBay Communities, Inc.                             92,559
                                                             1,177   Boston Properties, Inc.                                122,290
                                                             1,231   Developers Diversified Realty Corp.                     68,776
                                                             2,740   Equity Residential                                     116,066
                                                             2,428   General Growth Properties, Inc.                        130,189
                                                             5,164   Host Marriott Corp.                                    115,880
                                                             2,494   Kimco Realty Corp.                                     112,754
                                                             1,726   Plum Creek Timber Co., Inc.                             77,256
                                                             2,541   ProLogis                                               168,595
                                                             1,231   Public Storage                                          96,818
                                                             2,209   Simon Property Group, Inc.                             220,900
                                                             1,323   Vornado Realty Trust                                   144,670
                                                                                                                      -------------
                                                                                                                          1,642,867
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%                  1,950   CB Richard Ellis Group, Inc. (a)                        54,288
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                                           2,970   Burlington Northern Santa Fe Corp.                     241,075
                                                             4,341   CSX Corp.                                              185,491
                                                             3,892   Norfolk Southern Corp.                                 202,034
                                                               592   Ryder System, Inc.                                      29,008
                                                             2,634   Union Pacific Corp.                                    297,800
                                                                                                                      -------------
                                                                                                                            955,408
-----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                            Shares
Industry                                                      Held   Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.2%              5,438   Advanced Micro Devices, Inc. (a)                 $      71,782
                                                             3,521   Altera Corp.                                            84,786
                                                             3,077   Analog Devices, Inc.                                   111,264
                                                            13,626   Applied Materials, Inc.                                282,058
                                                             4,638   Broadcom Corp. Class A (a)                             169,009
                                                            57,745   Intel Corp.                                          1,493,286
                                                             1,910   KLA-Tencor Corp.                                       106,540
                                                             7,080   LSI Logic Corp. (a)                                     52,534
                                                             2,195   Linear Technology Corp.                                 76,803
                                                             2,226   MEMC Electronic Materials, Inc. (a)                    131,022
                                                             2,153   Microchip Technology, Inc.                              78,197
                                                             7,484   Micron Technology, Inc. (a)                             83,072
                                                             2,377   National Semiconductor Corp.                            64,464
                                                             1,224   Novellus Systems, Inc. (a)                              33,366
                                                             5,428   Nvidia Corp. (a)                                       196,693
                                                             1,875   Teradyne, Inc. (a)                                      25,875
                                                            14,130   Texas Instruments, Inc.                                517,017
                                                             2,926   Xilinx, Inc.                                            76,486
                                                                                                                      -------------
                                                                                                                          3,654,254
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.5%                                              5,818   Adobe Systems, Inc. (a)                                254,014
                                                             2,276   Autodesk, Inc. (a)                                     113,732
                                                             1,989   BMC Software, Inc. (a)                                  62,116
                                                             3,843   CA, Inc.                                                98,842
                                                             1,778   Citrix Systems, Inc. (a)                                71,689
                                                             2,996   Compuware Corp. (a)                                     24,028
                                                             3,075   Electronic Arts, Inc. (a)                              172,169
                                                             3,351   Intuit, Inc. (a)                                       101,535
                                                            79,725   Microsoft Corp.                                      2,348,699
                                                             3,459   Novell, Inc. (a)                                        26,427
                                                            38,929   Oracle Corp. (a)                                       842,813
                                                             8,893   Symantec Corp. (a)                                     172,346
                                                                                                                      -------------
                                                                                                                          4,288,410
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.2%                                        857   Abercrombie & Fitch Co. Class A                         69,160
                                                             1,498   AutoNation, Inc. (a)                                    26,545
                                                               452   AutoZone, Inc. (a)                                      52,495
                                                             2,683   Bed Bath & Beyond, Inc. (a)                             91,544
                                                             3,936   Best Buy Co., Inc.                                     181,135
                                                             1,666   Circuit City Stores, Inc.                               13,178
                                                             4,893   The Gap, Inc.                                           90,227
                                                            16,696   Home Depot, Inc.                                       541,618
                                                             3,153   Limited Brands, Inc.                                    72,172
                                                            14,620   Lowe's Cos., Inc.                                      409,652
                                                             2,697   Office Depot, Inc. (a)                                  55,612
                                                               742   OfficeMax, Inc.                                         25,428
                                                             1,362   RadioShack Corp.                                        28,139
                                                             1,078   The Sherwin-Williams Co.                                70,835
                                                             7,059   Staples, Inc.                                          151,698
                                                             4,396   TJX Cos., Inc.                                         127,792
                                                             1,352   Tiffany & Co.                                           70,777
                                                                                                                      -------------
                                                                                                                          2,078,007
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.3%                      3,689   Coach, Inc. (a)                                        174,379
                                                               924   Jones Apparel Group, Inc.                               19,524
                                                             1,011   Liz Claiborne, Inc.                                     34,708
                                                             3,823   Nike, Inc. Class B                                     224,257

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                            Shares
Industry                                                      Held   Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               592   Polo Ralph Lauren Corp.                          $      46,028
                                                               877   VF Corp.                                                70,818
                                                                                                                      -------------
                                                                                                                            569,714
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.9%                            5,696   Countrywide Financial Corp.                            108,281
                                                             9,625   Fannie Mae                                             585,296
                                                             6,428   Freddie Mac                                            379,316
                                                             5,259   Hudson City Bancorp, Inc.                               80,883
                                                               810   MGIC Investment Corp.                                   26,171
                                                             3,555   Sovereign Bancorp, Inc.                                 60,577
                                                             8,659   Washington Mutual, Inc.                                305,749
                                                                                                                      -------------
                                                                                                                          1,546,273
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%                                              20,816   Altria Group, Inc.                                   1,447,336
                                                             1,692   Reynolds American, Inc.                                107,594
                                                             1,577   UST, Inc.                                               78,219
                                                                                                                      -------------
                                                                                                                          1,633,149
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%                        709   WW Grainger, Inc.                                       64,654
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.5%                   3,465   Alltel Corp.                                           241,441
                                                            28,147   Sprint Nextel Corp.                                    534,793
                                                                                                                      -------------
                                                                                                                            776,234
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks
                                                                     (Cost - $106,286,001) - 78.7%                      133,182,505
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Face
                                                            Amount   U.S. Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                                      $ 31,885,000   U.S. Treasury Notes, 4.25% due 10/31/2007           31,894,948
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total U.S. Government Obligations
                                                                     (Cost - $31,867,046) - 18.8%                        31,894,948
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 2.2%                                     3,691,918   State Street Bank & Trust Co., 3.75%
                                                                     due 10/01/2007                                       3,691,918
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities
                                                                     (Cost - $3,691,918) - 2.2%                           3,691,918
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments Before Options Written
                                                                     (Cost - $141,844,965) - 99.7%                      168,769,371
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Number of
                                                         Contracts   Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                           900   S&P 500 Index, expiring October 2007 at
                                                                     USD 1,530                                           (2,056,500)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Options Written
                                                                     (Premiums Received - $2,603,673) - (1.2%)           (2,056,500)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments, Net of Options Written
                                                                     (Cost - $139,241,292*) - 98.5%                     166,712,871

                                                                     Other Assets Less Liabilities - 1.5%                 2,458,524
                                                                                                                      -------------
                                                                     Net Assets - 100.0%                              $ 169,171,395
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 165,441,600
                                                                  =============
      Gross unrealized appreciation                               $   9,430,203
      Gross unrealized depreciation                                  (2,174,869)
                                                                  -------------
      Net unrealized appreciation                                 $   7,255,334
                                                                  =============

(a)   Non-income producing security.

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                    Purchase       Sales     Realized   Dividend
      Affiliate                       Cost         Cost        Gains     Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.     $  3,357     $ 48,893    $ 20,834   $ 9,500
      --------------------------------------------------------------------------

o Financial futures contracts purchased as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration         Face       Unrealized
      Contracts      Issue                Date           Value      Depreciation
      --------------------------------------------------------------------------
          55         E-MINI S&P 500   December 2007   $ 4,238,536      $ (9,036)
      --------------------------------------------------------------------------

o     Total Return Swaps outstanding as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------------------------------------------------------
                            Receive                                                                  Notional        Unrealized
      Counterparty        Total Return                       Pay                 Expiration           Amount        Appreciation
      --------------------------------------------------------------------------------------------------------------------------
      HSBC Bank        CBOE S&P 500
      USA NA           BuyWrite Index                12-month LIBOR rate
                       (BXM) - Total Return       with a negotiated spread      October 2007       $ 50,000,642      $   614,641

      Deutsche         CBOE S&P 500
      Bank             BuyWrite Index                12-month LIBOR rate
      AG               (BXM) - Total Return       with a negotiated spread      October 2007       $ 68,200,199          909,683
      --------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                          $ 1,524,324
                                                                                                                     ===========

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enhanced S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: November 19, 2007


By: /s/ James E. Hillman
    --------------------
    James E. Hillman,
    Chief Financial Officer (principal financial officer) of
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: November 19, 2007